International Equity Index Trust Expense Example - International Equity Index Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	841
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,079
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 781